Investments	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Investments
6. Investments
Investments consist of the following:

	As at
	March 31,	March 31,
	2022	2021
Investments in marketable securities and mutual funds	$263,013	$250,852
Investment in fixed deposits	41,827	38,699

Total	$304,840	$289,551

	As at
	March 31, 2022	March 31, 2021
Current investments	$211,398	$203,676
Non-current investment	93,442	85,875

Total	$304,840	$289,551